Inventories	6 Months Ended
Jun. 30, 2015
Inventory Disclosure [Abstract]
Inventories

10. INVENTORIES

Inventories as of June 30, 2015 and December 31, 2014 consist of the following (in millions):

	June 30, 2015	December 31, 2014
	(in millions)
Raw materials	$1,436	$1,672
Work-in-process	989	552
Finished goods	4,795	4,784
Total inventories	$7,220	$7,008